Lease Liabilities - Summary of Future Minimum Lease Payments Under Non-Cancellable Leases (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 81
Imputed interest	9
Short-term leases	0
Low-value leases	0
Lease liabilities	72	$ 69	$ 76
2026
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	26
2027
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	22
2028
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	13
2029
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	8
2030
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	5
Thereafter
Disclosure of maturity analysis of operating lease payments [line items]
Undiscounted operating lease payments to be received	$ 7